First Quarter Report
November 30, 2022 (Unaudited)
Columbia Select Mid Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 1.7%
Take-Two Interactive Software, Inc.(a)	236,519	24,997,693
Media 1.8%
Trade Desk, Inc. (The), Class A(a)	505,846	26,374,811
Total Communication Services		51,372,504
Consumer Discretionary 17.6%
Distributors 1.0%
Pool Corp.	44,208	14,562,557
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.(a)	278,054	20,631,607
Hotels, Restaurants & Leisure 8.0%
Chipotle Mexican Grill, Inc.(a)	32,631	53,089,332
Churchill Downs, Inc.	114,030	25,310,099
Planet Fitness, Inc., Class A(a)	472,134	36,996,420
Total		115,395,851
Internet & Direct Marketing Retail 1.7%
Etsy, Inc.(a)	187,754	24,800,426
Specialty Retail 5.5%
Five Below, Inc.(a)	224,866	36,171,945
Tractor Supply Co.	149,568	33,848,734
Williams-Sonoma, Inc.	89,425	10,453,782
Total		80,474,461
Total Consumer Discretionary		255,864,902
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.(a)	212,696	7,774,039
Devon Energy Corp.	543,793	37,260,696
Total		45,034,735
Total Energy		45,034,735
Financials 7.8%
Banks 1.7%
Pinnacle Financial Partners, Inc.	297,202	24,932,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.1%
Ares Management Corp., Class A	494,660	38,776,397
MSCI, Inc.	67,248	34,150,552
Total		72,926,949
Insurance 1.0%
Ryan Specialty Holdings, Inc., Class A(a)	364,356	14,676,260
Total Financials		112,535,485
Health Care 18.9%
Health Care Equipment & Supplies 8.1%
DexCom, Inc.(a)	376,553	43,785,583
Insulet Corp.(a)	97,264	29,117,923
Intuitive Surgical, Inc.(a)	163,174	44,120,618
Total		117,024,124
Health Care Providers & Services 1.0%
Amedisys, Inc.(a)	165,012	15,030,943
Life Sciences Tools & Services 9.8%
Bio-Techne Corp.	553,748	47,063,043
IQVIA Holdings, Inc.(a)	99,642	21,723,949
Repligen Corp.(a)	203,052	36,313,820
West Pharmaceutical Services, Inc.	156,875	36,812,287
Total		141,913,099
Total Health Care		273,968,166
Industrials 16.4%
Commercial Services & Supplies 5.0%
Cintas Corp.	102,606	47,381,399
Rollins, Inc.	630,841	25,511,210
Total		72,892,609
Electrical Equipment 3.5%
AMETEK, Inc.	247,195	35,205,512
Generac Holdings, Inc.(a)	139,239	14,692,499
Total		49,898,011
Machinery 2.8%
Ingersoll Rand, Inc.	368,181	19,870,729
Middleby Corp. (The)(a)	143,796	20,733,945
Total		40,604,674
2	Columbia Select Mid Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.6%
Booz Allen Hamilton Holding Corp.	32,517	3,459,809
CoStar Group, Inc.(a)	608,751	49,333,181
Total		52,792,990
Trading Companies & Distributors 1.5%
SiteOne Landscape Supply, Inc.(a)	174,520	21,907,495
Total Industrials		238,095,779
Information Technology 27.7%
Electronic Equipment, Instruments & Components 4.0%
Amphenol Corp., Class A	365,299	29,380,998
CDW Corp.	153,406	28,938,508
Total		58,319,506
IT Services 3.9%
EPAM Systems, Inc.(a)	84,198	31,033,699
MongoDB, Inc.(a)	54,432	8,311,222
VeriSign, Inc.(a)	86,869	17,357,295
Total		56,702,216
Semiconductors & Semiconductor Equipment 4.0%
Marvell Technology, Inc.	578,837	26,927,497
Monolithic Power Systems, Inc.	52,322	19,984,911
Wolfspeed, Inc.(a)	117,937	10,722,832
Total		57,635,240
Software 15.8%
ANSYS, Inc.(a)	87,052	22,137,324
Atlassian Corp., Class A(a)	148,215	19,497,683
Cadence Design Systems, Inc.(a)	225,688	38,827,363
Crowdstrike Holdings, Inc., Class A(a)	265,544	31,241,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Datadog, Inc., Class A(a)	195,140	14,787,709
HubSpot, Inc.(a)	57,023	17,279,680
Paycom Software, Inc.(a)	98,913	33,541,398
ServiceNow, Inc.(a)	81,446	33,905,970
Zscaler, Inc.(a)	130,506	17,416,026
Total		228,634,405
Total Information Technology		401,291,367
Materials 1.6%
Chemicals 1.6%
Albemarle Corp.	81,173	22,565,282
Total Materials		22,565,282
Total Common Stocks (Cost $1,314,344,271)		1,400,728,220

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	17,697,096	17,690,017
Total Money Market Funds (Cost $17,686,382)		17,690,017
Total Investments in Securities (Cost: $1,332,030,653)		1,418,418,237
Other Assets & Liabilities, Net		31,886,191
Net Assets		1,450,304,428

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	31,091,075	108,941,642	(122,344,470)	1,770	17,690,017	26	267,320	17,697,096
Columbia Select Mid Cap Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Mid Cap Growth Fund | First Quarter Report 2022

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1QT194_08_N01_(01/23)